INCOME TAXES - Geographic Components of Income/(Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Canada	$ (446)	$ (2,154)	$ (292)
Foreign	4,456	3,528	2,458
Income (Loss) before Income Taxes	$ 4,010	$ 1,374	$ 2,166